LifeX 2055 Inflation-Protected Longevity Income ETF Fees and Expenses - LifeX 2055 Inflation-Protected Longevity Income ETF	Dec. 31, 2024
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]	The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Expenses Restated to Reflect Current [Text]	Management Fees have been restated to reflect current contractual rates.
Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses have been adjusted from amounts incurred during the period of LifeX Inflation-Protected Income Fund 1955F’s operations to reflect estimated current expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses(expenses you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you sell your shares at the end of such periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (as described above) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The Fund pays transaction costs, such as commissions, when it buys and sells investments (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period ended December 31, 2024, which includes the period in which the Predecessor Fund was in operation, the Fund’s portfolio turnover was 265%. The Predecessor Fund’s portfolio turnover rate during the period in which the Predecessor Fund was in operation reflects transactions made in preparation for the Predecessor Fund’s reorganization with and into the Fund and is not representative of the Fund’s expected portfolio turnover rate. Based on the Fund’s portfolio of investments, the Fund anticipates having a modest portfolio turnover rate. Portfolio turnover will not be a limiting factor should the Adviser deem it advisable to purchase or sell securities.
Portfolio Turnover, Rate	265.00%